Employee benefits - Net periodic benefit costs and assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net periodic benefit cost:
Non-operational pension cost (credit)	$ 401	$ (72)	$ (83)
Discontinued Operations
Net periodic benefit cost:
Net periodic benefit cost	121	47	45
Defined pension benefits | Switzerland
Net periodic benefit cost:
Service cost	74	76	92
Operational pension cost	74	76	92
Interest cost	6	15	30
Expected return on plan assets	(123)	(112)	(117)
Amortization of prior service cost (credit)	(11)	(14)	(15)
Amortization of net actuarial loss	7
Curtailments, settlements and special termination benefits	6	11
Non-operational pension cost (credit)	(115)	(100)	(102)
Net periodic benefit cost	$ (41)	$ (24)	$ (10)
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	0.00%	0.20%
Cash balance interest credit rate (as a percent)	1.00%	1.00%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	0.30%	0.80%	0.80%
Expected long-term rate of return on plan assets (as a percent)	3.00%	3.00%	3.00%
Cash balance interest credit rate (as a percent)	1.00%	1.00%	1.00%
Defined pension benefits | International
Net periodic benefit cost:
Service cost	$ 92	$ 113	$ 122
Operational pension cost	92	113	122
Interest cost	111	174	198
Expected return on plan assets	(253)	(276)	(305)
Amortization of prior service cost (credit)	2	2	1
Amortization of net actuarial loss	109	108	92
Curtailments, settlements and special termination benefits	644	27	23
Non-operational pension cost (credit)	613	35	9
Net periodic benefit cost	$ 705	$ 148	$ 131
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	1.60%	2.00%
Rate of compensation increase (as a percent)	1.00%	2.20%
Rate of pension increase (as a percent)	1.40%	1.30%
Cash balance interest credit rate (as a percent)	2.10%	1.60%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	1.90%	2.80%	2.60%
Expected long-term rate of return on plan assets (as a percent)	4.30%	4.90%	4.90%
Rate of compensation increase (as a percent)	2.20%	2.40%	2.50%
Cash balance interest credit rate (as a percent)	1.60%	1.60%	1.70%
Other postretirement benefits
Non-pension postretirement benefit plans, participant contributions
Health care cost trend rate assumed for next year (as a percent)	5.90%	6.30%
Rate to which the trend rate is assumed to decline (the ultimate trend rate), (as a percent)	4.90%	5.00%
Year that the rate reaches the ultimate trend rate	2028	2028
Other postretirement benefits | International
Net periodic benefit cost:
Service cost	$ 1	$ 1	$ 1
Operational pension cost	1	1	1
Interest cost	3	4	4
Amortization of prior service cost (credit)	(2)	(5)	(5)
Amortization of net actuarial loss	(3)	(3)	(1)
Curtailments, settlements and special termination benefits	0	(10)
Non-operational pension cost (credit)	(2)	(14)	(2)
Net periodic benefit cost	$ (1)	$ (13)	$ (1)
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	2.10%	2.80%
Rate of compensation increase (as a percent)	0.20%	0.20%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	2.80%	3.90%	3.20%
Rate of compensation increase (as a percent)	0.20%	0.20%